UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, LP
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Management, LLC, GP of Gruss Asset Management LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

  /s/  Howard Guberman     New York, NY     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $591,363 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102    47563   761500 SH       SOLE                   761500        0        0
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    37118 15000000 PRN      SOLE                 15000000        0        0
ATLAS ENERGY INC               COM              049298102    47721  1085300 SH       SOLE                  1085300        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    33907  1325000 SH       SOLE                  1325000        0        0
BUCYRUS INTL INC NEW           COM              118759109    61123   683700 SH       SOLE                   683700        0        0
CAPITOL FED FINL               COM              14057C106     8181   686884 SH       SOLE                   686884        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     7509   300000 SH  CALL SOLE                   300000        0        0
COMPELLENT TECHNOLOGIES INC    COM              20452A108     5518   200000 SH       SOLE                   200000        0        0
DEL MONTE FOODS CO             COM              24522P103    41792  2223000 SH       SOLE                  2223000        0        0
EXCO RESOURCES INC             COM              269279402     5826   300000 SH       SOLE                   300000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    16790  1000000 SH  PUT  SOLE                  1000000        0        0
GENZYME CORP                   COM              372917104    49235   691500 SH       SOLE                   691500        0        0
GENZYME CORP                   COM              372917104    49235   691500 SH  PUT  SOLE                   691500        0        0
GOLDCORP INC NEW               COM              380956409     1878    40832 SH       SOLE                    40832        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    28957   172200 SH  PUT  SOLE                   172200        0        0
HOWARD HUGHES CORP             COM              44267D107      337     6200 SH       SOLE                     6200        0        0
HUBBELL INC                    CL A             443510102    13166   232410 SH       SOLE                   232410        0        0
LTX-CREDENCE CORP              COM NEW          502403207     2220   300000 SH       SOLE                   300000        0        0
MORGAN STANLEY                 COM NEW          617446448    10884   400000 SH  PUT  SOLE                   400000        0        0
NICOR INC                      COM              654086107     5096   102081 SH       SOLE                   102081        0        0
PMI GROUP INC                  COM              69344M101     8250  2500000 SH       SOLE                  2500000        0        0
PMI GROUP INC                  NOTE 4.500% 4/1  69344MAK7     8322 10000000 PRN      SOLE                 10000000        0        0
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121     3247   225000 SH       SOLE                   225000        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109    53483  7028000 SH       SOLE                  7028000        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      672   960700 SH       SOLE                   960700        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     9553   410000 SH       SOLE                   410000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8    29158 15000000 PRN      SOLE                 15000000        0        0
VEECO INSTRS INC DEL           COM              922417100     1289    30000 SH       SOLE                    30000        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119     3333   300000 SH       SOLE                   300000        0        0